Average Annual Total Returns			12 Months Ended	49 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate 1-3 Year Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			539.00%	251.00%
Curasset Capital Management Core Bond Founders Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Founders Class Shares
Average Annual Return, Percent			636.00%	113.00%
Performance Inception Date		Dec. 01, 2021
Curasset Capital Management Core Bond Founders Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			434.00%	(45.00%)
Curasset Capital Management Core Bond Founders Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			374.00%	18.00%
Curasset Capital Management Core Bond Founders Class | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			715.00%	(15.00%)
Curasset Capital Management Limited Term Income Fund Founders Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Founders Class Shares
Average Annual Return, Percent			522.00%	331.00%
Performance Inception Date		Dec. 01, 2021
Curasset Capital Management Limited Term Income Fund Founders Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			323.00%	171.00%
Curasset Capital Management Limited Term Income Fund Founders Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			306.00%	185.00%
Curasset Capital Management Limited Term Income Fund Founders Class | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)**
Average Annual Return, Percent	[1]		715.00%	(15.00%)

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Bloomberg US Aggregate 1-3 Year Bond Index, the Fund’s previous broad-based securities market index.